Note 4 - Property and Equipment	12 Months Ended
Dec. 31, 2014
Notes
Note 4 - Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

Fixed assets, stated at cost, less accumulated depreciation at December 31, 2014 and December 31, 2013, consisted of the following:

	December 31, 2014	December 31, 2013
Equipment	$14,825	$14,825
Automobile	89,125	54,100
Less: Accumulated Depreciation	(75,181)	(65,857)
Property and Equipment, net	$28,769	$3,068

Depreciation expense

Depreciation expense for the years ended December 31, 2014 and 2013 was $9,324 and $919, respectively.